Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,525,342
Participant Loans	$ 50,066
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,563
Common stock - Eastman Chemical Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	216,548
Common stock - other
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	124,441
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	178,543
Collective investment trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,445,950
Managed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	365,774
Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	189,523
Investment, Identifier [Axis]: 3M Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,613
Investment, Identifier [Axis]: AT&T Inc | Corporate Bond | 0.0165
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,653
Investment, interest rate	1.65%
Investment, Identifier [Axis]: AT&T Inc | Corporate Bond | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 557
Investment, interest rate	4.70%
Investment, Identifier [Axis]: Abbott Laboratories | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,226
Investment, Identifier [Axis]: Abbvie Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,640
Investment, Identifier [Axis]: Accenture Plc Cl A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	262
Investment, Identifier [Axis]: Aercap Ireland Capital Dac / Aercap Global Aviatio | Corporate Bond | 0.0645
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,540
Investment, interest rate	6.45%
Investment, Identifier [Axis]: Air Lease Corp | Corporate Bond | 0.022
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 717
Investment, interest rate	2.20%
Investment, Identifier [Axis]: Air Products & Chemicals Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,130
Investment, Identifier [Axis]: Alimentation Couche-Tard Inc | Corporate Bond | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 775
Investment, interest rate	4.15%
Investment, Identifier [Axis]: Ally Auto Receivables Trust 2024-1 | Mortgage Backed Security | 0.0508
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 183
Investment, interest rate	5.08%
Investment, Identifier [Axis]: Alphabet Inc Cl C | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,447
Investment, Identifier [Axis]: American Express Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,281
Investment, Identifier [Axis]: American Express Co | Corporate Bond | 0.0508
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 321
Investment, interest rate	5.08%
Investment, Identifier [Axis]: American Express Cr Acc Mst Tr | Mortgage Backed Security | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,328
Investment, interest rate	5.23%
Investment, Identifier [Axis]: American General Life | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,224
Investment, interest rate	2.54%
Investment, Identifier [Axis]: American Tower Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 623
Investment, Identifier [Axis]: Amgen Inc | Corporate Bond | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 378
Investment, interest rate	5.15%
Investment, Identifier [Axis]: Analog Devices Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,048
Investment, Identifier [Axis]: Ares Management Corp Cl A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,076
Investment, Identifier [Axis]: Ares Strategic Income Fund | Corporate Bond | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 763
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Arrowst Acwi Ex-Us A | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,365
Investment, Identifier [Axis]: Arthur J Gallaghar And Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,314
Investment, Identifier [Axis]: Athene Global Funding | Corporate Bond | 0.0472
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,011
Investment, interest rate	4.72%
Investment, Identifier [Axis]: Athene Global Funding | Corporate Bond | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,426
Investment, interest rate	5.38%
Investment, Identifier [Axis]: Avalonbay Communities Inc Reit | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 492
Investment, Identifier [Axis]: Avolon Holdings Funding Ltd | Corporate Bond | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 186
Investment, interest rate	5.38%
Investment, Identifier [Axis]: Ba Cr Card Tr | Mortgage Backed Security | 0.0431
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,623
Investment, interest rate	4.31%
Investment, Identifier [Axis]: Bae Systems Plc | Corporate Bond | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 438
Investment, interest rate	5.13%
Investment, Identifier [Axis]: Banco Santander Sa | Corporate Bond | 0.0172
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 988
Investment, interest rate	1.72%
Investment, Identifier [Axis]: Bank Of America Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,563
Investment, Identifier [Axis]: Bank Of America Corporation | Corporate Bond | 0.0255
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,889
Investment, interest rate	2.55%
Investment, Identifier [Axis]: Bank Of America Corporation | Corporate Bond | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,487
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Bank Of New York Mellon Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,170
Investment, Identifier [Axis]: Bank Of New York Mellon | Corporate Bond | 0.0473
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 429
Investment, interest rate	4.73%
Investment, Identifier [Axis]: Banque Fed Cred Mutuel Paris | Corporate Bond | 0.0519
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,042
Investment, interest rate	5.19%
Investment, Identifier [Axis]: Barclays Plc | Corporate Bond | 0.0228
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,904
Investment, interest rate	2.28%
Investment, Identifier [Axis]: Barclays Plc | Corporate Bond | 0.0537
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,286
Investment, interest rate	5.37%
Investment, Identifier [Axis]: Becton Dickinson & Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 671
Investment, Identifier [Axis]: Benchmark Mortgage Trust 2018-B7 | Mortgage Backed Security | 0.0438
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 713
Investment, interest rate	4.38%
Investment, Identifier [Axis]: Benchmark Mtg Tr 2018-B8 A2 | Mortgage Backed Security | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 109
Investment, interest rate	4.15%
Investment, Identifier [Axis]: Blackrock Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 870
Investment, Identifier [Axis]: Blackstone Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,180
Investment, Identifier [Axis]: Bmw Vehicle Lease Trust 2025-1 | Mortgage Backed Security | 0.0443
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 868
Investment, interest rate	4.43%
Investment, Identifier [Axis]: Boeing Co | Corporate Bond | 0.0626
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117
Investment, interest rate	6.26%
Investment, Identifier [Axis]: Bofa Auto Tr 2024-1A A3 | Mortgage Backed Security | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76
Investment, interest rate	5.35%
Investment, Identifier [Axis]: Bpce Sa | Corporate Bond | 0.0204
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,312
Investment, interest rate	2.04%
Investment, Identifier [Axis]: Bristol-Myers Squibb Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 931
Investment, Identifier [Axis]: Broadcom Inc | Corporate Bond | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,105
Investment, interest rate	4.15%
Investment, Identifier [Axis]: Broadcom Inc | Corporate Bond | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 983
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Btc Str Comp Nl M | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,689
Investment, Identifier [Axis]: Bx 2021-Bxmf Tsfr1M | Mortgage Backed Security | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 571
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Bx Coml Mtg Tr 2024-Gpa3 A Tsfr1M | Mortgage Backed Security | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104
Investment, interest rate	5.04%
Investment, Identifier [Axis]: Bx Commercial Mortgage Trust 2021-Pac Tsfr1M | Mortgage Backed Security | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 874
Investment, interest rate	4.55%
Investment, Identifier [Axis]: Bx Commercial Mortgage Trust 22-Lp2 A Tsfr1M | Mortgage Backed Security | 0.0476
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172
Investment, interest rate	4.76%
Investment, Identifier [Axis]: Bx Tr 2021-Acnt Tsfr1M | Mortgage Backed Security | 0.0471
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273
Investment, interest rate	4.71%
Investment, Identifier [Axis]: Canadian Imperial Bk Of Comm | Corporate Bond | 0.0524
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,019
Investment, interest rate	5.24%
Investment, Identifier [Axis]: Canadian Natl Resources Ltd | Corporate Bond | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 382
Investment, interest rate	5.00%
Investment, Identifier [Axis]: Capital One Financial Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,395
Investment, Identifier [Axis]: Capital One Prime Auto Receivables Trust 2023-2 | Mortgage Backed Security | 0.0582
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 915
Investment, interest rate	5.82%
Investment, Identifier [Axis]: Carmax Auto Owner Tr 2023-4 | Mortgage Backed Security | 0.06
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 192
Investment, interest rate	6.00%
Investment, Identifier [Axis]: Carmax Auto Owner Tr 2024-2 | Mortgage Backed Security | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 179
Investment, interest rate	5.50%
Investment, Identifier [Axis]: Carrier Global Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 930
Investment, Identifier [Axis]: Carvana Auto Receivables Tr 2025-P3 A3 | Mortgage Backed Security | 0.0404
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 900
Investment, interest rate	4.04%
Investment, Identifier [Axis]: Carvana Auto Receivables Trust 2025-P2 | Mortgage Backed Security | 0.0455
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 617
Investment, interest rate	4.55%
Investment, Identifier [Axis]: Cash | Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,381
Investment, Identifier [Axis]: Cencora Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	805
Investment, Identifier [Axis]: Cent Trust 2025-City A Var 07/10/2040 144A | Mortgage Backed Security | 0.0492
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 240
Investment, interest rate	4.92%
Investment, Identifier [Axis]: Chase Auto Owner Trust 2024-1 | Mortgage Backed Security | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 194
Investment, interest rate	5.13%
Investment, Identifier [Axis]: Chase Auto Owner Trust | Mortgage Backed Security | 0.0522
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 900
Investment, interest rate	5.22%
Investment, Identifier [Axis]: Chase Issuance Tr | Mortgage Backed Security | 0.0416
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,017
Investment, interest rate	4.16%
Investment, Identifier [Axis]: Chase Issuance Tr | Mortgage Backed Security | 0.0508
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,800
Investment, interest rate	5.08%
Investment, Identifier [Axis]: Chevron Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,338
Investment, Identifier [Axis]: Chevron Phil Chem Llc /Chev Lp | Corporate Bond | 0.0475
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189
Investment, interest rate	4.75%
Investment, Identifier [Axis]: Chubb Ltd | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 731
Investment, Identifier [Axis]: Cigna Group (The) | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,275
Investment, Identifier [Axis]: Citibank Cr Card Issuance Tr | Mortgage Backed Security | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,965
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Citibank | Synthetic GIC | 0.0255
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 595
Investment, interest rate	2.55%
Investment, Identifier [Axis]: Citigroup Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,843
Investment, Identifier [Axis]: Citizens Auto Receivables Trust 2024-1 | Mortgage Backed Security | 0.0511
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 448
Investment, interest rate	5.11%
Investment, Identifier [Axis]: Citizens Auto Receivables Trust 2024-2 | Mortgage Backed Security | 0.0533
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 240
Investment, interest rate	5.33%
Investment, Identifier [Axis]: Cme Group Inc Cl A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,235
Investment, Identifier [Axis]: Cms Energy Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	860
Investment, Identifier [Axis]: Coca Cola Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,303
Investment, Identifier [Axis]: Comcast Corp Cl A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,019
Investment, Identifier [Axis]: Conocophillips | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,557
Investment, Identifier [Axis]: Cooperatieve Rabobank Ua | Corporate Bond | 0.0198
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,874
Investment, interest rate	1.98%
Investment, Identifier [Axis]: Corebridge Financial Inc | Corporate Bond | 0.0365
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 294
Investment, interest rate	3.65%
Investment, Identifier [Axis]: Corebridge Gbl Funding | Corporate Bond | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 446
Investment, interest rate	4.65%
Investment, Identifier [Axis]: Corebridge Gbl Funding | Corporate Bond | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,250
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Corning Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,460
Investment, Identifier [Axis]: Cvs Health Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,510
Investment, Identifier [Axis]: Daimler Trucks Finance North America Llc | Corporate Bond | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 429
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Daimler Trucks Finance North America Llc | Corporate Bond | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 416
Investment, interest rate	5.13%
Investment, Identifier [Axis]: Daimler Trucks Retail Trust 2024-1 | Mortgage Backed Security | 0.0549
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 612
Investment, interest rate	5.49%
Investment, Identifier [Axis]: Danaher Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,304
Investment, Identifier [Axis]: Deere & Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,089
Investment, Identifier [Axis]: Dell Equip Fin Tr 2023-2 | Mortgage Backed Security | 0.0565
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108
Investment, interest rate	5.65%
Investment, Identifier [Axis]: Dell Equipment Finance Trust 2023-3 A3 | Mortgage Backed Security | 0.0593
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289
Investment, interest rate	5.93%
Investment, Identifier [Axis]: Dell Intl/Emc Corp | Corporate Bond | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 500
Investment, interest rate	5.00%
Investment, Identifier [Axis]: Deutsche Bank Ag New York Bnch | Corporate Bond | 0.0231
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,372
Investment, interest rate	2.31%
Investment, Identifier [Axis]: Deutsche Bank Ag New York Bnch | Corporate Bond | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,030
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Digital Realty Trust Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 591
Investment, Identifier [Axis]: Disney (Walt) Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	742
Investment, Identifier [Axis]: Dllaa 2023-1A | Mortgage Backed Security | 0.0564
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94
Investment, interest rate	5.64%
Investment, Identifier [Axis]: Dllad 2024-1 Llc | Mortgage Backed Security | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 77
Investment, interest rate	5.30%
Investment, Identifier [Axis]: Dllmt 2024-1 Llc | Mortgage Backed Security | 0.0484
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 451
Investment, interest rate	4.84%
Investment, Identifier [Axis]: Dnb Bank Asa | Corporate Bond | 0.016
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,796
Investment, interest rate	1.60%
Investment, Identifier [Axis]: Dnb Bank Asa | Corporate Bond | 0.0438
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,123
Investment, interest rate	4.38%
Investment, Identifier [Axis]: Dodge & Cox Stock Fund | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,171
Investment, Identifier [Axis]: Dominion Energy Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,641
Investment, Identifier [Axis]: Dover Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,917
Investment, Identifier [Axis]: Dte Energy Co | Corporate Bond | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 411
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Dte Energy Co | Corporate Bond | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 766
Investment, interest rate	5.20%
Investment, Identifier [Axis]: Duke Energy Corp New | Corporate Bond | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,083
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Eastman Chemical Company | Common Stock, Non-Participant directed
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,763
Historical Cost	122,913
Investment, Identifier [Axis]: Eastman Chemical Company | Common Stock, Participant directed
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	115,785
Investment, Identifier [Axis]: Eaton Corp Plc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,372
Investment, Identifier [Axis]: Eli Lilly & Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	602
Investment, Identifier [Axis]: Elp Coml Mtg Tr 2025-Elp | Mortgage Backed Security | 0.0476
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 163
Investment, interest rate	4.76%
Investment, Identifier [Axis]: Enbridge Inc | Corporate Bond | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 151
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Enbridge Inc | Corporate Bond | 0.0525
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 667
Investment, interest rate	5.25%
Investment, Identifier [Axis]: Enbridge Inc | Corporate Bond | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 567
Investment, interest rate	5.30%
Investment, Identifier [Axis]: Enel Finance Intl Nv | Corporate Bond | 0.0413
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 304
Investment, interest rate	4.13%
Investment, Identifier [Axis]: Eog Resources Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,555
Investment, Identifier [Axis]: Equinor Asa | Corporate Bond | 0.0175
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 282
Investment, interest rate	1.75%
Investment, Identifier [Axis]: Equitable America Global Funding | Corporate Bond | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 482
Investment, interest rate	4.65%
Investment, Identifier [Axis]: Equitable America Global Funding | Corporate Bond | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 657
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Equitable Financial Life Global Funding | Corporate Bond | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 829
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Equitable Financial Life Global Funding | Corporate Bond | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 617
Investment, interest rate	5.00%
Investment, Identifier [Axis]: Exelon Corp | Corporate Bond | 0.0275
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 146
Investment, interest rate	2.75%
Investment, Identifier [Axis]: Exelon Corp | Corporate Bond | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 309
Investment, interest rate	5.15%
Investment, Identifier [Axis]: FHLG 15YR | Mortgage Backed Security | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FHLG 15YR | Mortgage Backed Security | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 518
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FHLG 15YR | Mortgage Backed Security | 0.03 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,012
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FHLG 15YR | Mortgage Backed Security | 0.03 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 345
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FHLG 20YR | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 379
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FHLG 20YR | Mortgage Backed Security | 0.035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 236
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FHLG 20YR | Mortgage Backed Security | 0.035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 158
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FHLG 25YR | Mortgage Backed Security | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14
Investment, interest rate	5.50%
Investment, Identifier [Axis]: FHLG | Mortgage Backed Security | 0.05
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21
Investment, interest rate	5.00%
Investment, Identifier [Axis]: FHLG | Mortgage Backed Security | 0.055 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 23
Investment, interest rate	5.50%
Investment, Identifier [Axis]: FHLG | Mortgage Backed Security | 0.055 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161
Investment, interest rate	5.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.02
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70
Investment, interest rate	2.00%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 155
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.025 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.03 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,276
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.03 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,185
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.035 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 158
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.035 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 81
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.035 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.035 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.04 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 550
Investment, interest rate	4.00%
Investment, Identifier [Axis]: FNMA 15YR | Mortgage Backed Security | 0.04 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,241
Investment, interest rate	4.00%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.025 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.025 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.025 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 71
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.025 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76
Investment, interest rate	2.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 872
Investment, interest rate	3.00%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.045 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75
Investment, interest rate	4.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.045 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 38
Investment, interest rate	4.50%
Investment, Identifier [Axis]: FNMA 20YR | Mortgage Backed Security | 0.045 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102
Investment, interest rate	4.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273
Investment, interest rate	3.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.055
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117
Investment, interest rate	5.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 7
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19
Investment, interest rate	6.50%
Investment, Identifier [Axis]: FNMA | Mortgage Backed Security | 0.065 8
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15
Investment, interest rate	6.50%
Investment, Identifier [Axis]: Federal Home Ln Mtg Mlt Ctf Gt 4847 Ca | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Federal Home Ln Mtg Mlt Ctf Gt K545 A2 | Mortgage Backed Security | 0.0429
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 892
Investment, interest rate	4.29%
Investment, Identifier [Axis]: Federal Home Ln Mtg Mlt Ctf Gt Var | Mortgage Backed Security | 0.0427
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,184
Investment, interest rate	4.27%
Investment, Identifier [Axis]: Federal Home Ln Mtg Mlt Ctf Gt | Mortgage Backed Security | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 289
Investment, interest rate	4.00%
Investment, Identifier [Axis]: Federal Home Ln Mtge Corp 4765 Qa | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 560
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem 2011-26 Pa | Mortgage Backed Security | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 155
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem 2017-97 P | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 531
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa 2017-11 Ha | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 460
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa 2018-3 Lp | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 817
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa | Mortgage Backed Security | 0.0185
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285
Investment, interest rate	1.85%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa | Mortgage Backed Security | 0.03 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,021
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa | Mortgage Backed Security | 0.03 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 111
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Federal Nat Mtg Asn Gtd Rem Pa | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Federal Natl Mtg As Gtd Re Ptt 2016-105 Pa | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 207
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Federal Natl Mtg As Gtd Re Ptt 2018-11 La | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 281
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Fid 500 Index | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,276
Investment, Identifier [Axis]: Fid Blue Chip GR Pool | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	167,378
Investment, Identifier [Axis]: Fid Govt Mmkt | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23
Investment, Identifier [Axis]: Fid Us Bond Idx | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,230
Investment, Identifier [Axis]: Fidelity Ext Mkt Idx | Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,843
Investment, Identifier [Axis]: Fidelity Management Trust Company | Interest Bearing Cash, Non-Participant directed
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,998
Historical Cost	1,998
Investment, Identifier [Axis]: Fidelity Management Trust Company | Interest Bearing Cash, Participant directed
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	988
Investment, Identifier [Axis]: Fidelity Natl Inform Svcs Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,221
Investment, Identifier [Axis]: Fidelity Short Term Cash Fund | Cash | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,724
Investment, interest rate	3.75%
Investment, Identifier [Axis]: Fnr 2013-16 Gp | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Fnr 2015-42 Le | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 268
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Fnr 2016-19 Ah | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 217
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Fnr 2017-20 Ap | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 552
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Ford Cr Floorpln Mast Own Tr A | Mortgage Backed Security | 0.0529
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,188
Investment, interest rate	5.29%
Investment, Identifier [Axis]: Fordf 2025-1 A1 | Mortgage Backed Security | 0.0463
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 678
Investment, interest rate	4.63%
Investment, Identifier [Axis]: Freddie Mac Remics 2018-4766 Ma | Mortgage Backed Security | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 496
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Freddie Mac Remics | Mortgage Backed Security | 0.03
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 508
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Ga Global Funding Trust | Corporate Bond | 0.054
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 840
Investment, interest rate	5.40%
Investment, Identifier [Axis]: Gallagher (Arthur J.) & Co | Corporate Bond | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 779
Investment, interest rate	4.60%
Investment, Identifier [Axis]: General Dynamics Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,351
Investment, Identifier [Axis]: General Mtrs Finl Co Inc | Corporate Bond | 0.0235
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 790
Investment, interest rate	2.35%
Investment, Identifier [Axis]: General Mtrs Finl Co Inc | Corporate Bond | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 420
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Georgia Power Co | Corporate Bond | 0.0465
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 858
Investment, interest rate	4.65%
Investment, Identifier [Axis]: Glencore Fdg Llc | Corporate Bond | 0.0491
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 311
Investment, interest rate	4.91%
Investment, Identifier [Axis]: Gmf Floorplan Owner Revolving Tr | Mortgage Backed Security | 0.0513
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 244
Investment, interest rate	5.13%
Investment, Identifier [Axis]: Goldman Sachs Group Inc (The) | Corporate Bond | 0.0264
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,551
Investment, interest rate	2.64%
Investment, Identifier [Axis]: Goldman Sachs Group Inc (The) | Corporate Bond | 0.0448
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,432
Investment, interest rate	4.48%
Investment, Identifier [Axis]: Goldman Sachs Group Inc (The) | Corporate Bond | 0.0494
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,327
Investment, interest rate	4.94%
Investment, Identifier [Axis]: Goldman Sachs Group Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,843
Investment, Identifier [Axis]: Guardian Life Global Funding | Corporate Bond | 0.014
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,845
Investment, interest rate	1.40%
Investment, Identifier [Axis]: Healthcare Realty Holdings Lp | Corporate Bond | 0.035
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,745
Investment, Identifier [Axis]: Hewlett Packard Enterprise Co | Corporate Bond | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 599
Investment, interest rate	4.40%
Investment, Identifier [Axis]: Home Depot Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,670
Investment, Identifier [Axis]: Hotchkis & Wiley Small Cap Diversified V Class F | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,884
Investment, Identifier [Axis]: Hps Corporate Lending Fund | Corporate Bond | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 351
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Hps Corporate Lending Fund | Corporate Bond | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 524
Investment, interest rate	5.30%
Investment, Identifier [Axis]: Hsbc Holdings Plc | Corporate Bond | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,001
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Hsbc Holdings Plc | Corporate Bond | 0.0521
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,066
Investment, interest rate	5.21%
Investment, Identifier [Axis]: Hsbc Holdings Plc | Corporate Bond | 0.056
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,538
Investment, interest rate	5.60%
Investment, Identifier [Axis]: Huntington Auto Tr 2024-1 | Mortgage Backed Security | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,337
Investment, interest rate	5.23%
Investment, Identifier [Axis]: Huntington Bancshares Inc/Oh | Corporate Bond | 0.0444
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 845
Investment, interest rate	4.44%
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 2023-B | Mortgage Backed Security | 0.0548
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132
Investment, interest rate	5.48%
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust 25-B | Mortgage Backed Security | 0.0436
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,173
Investment, interest rate	4.36%
Investment, Identifier [Axis]: Hyundai Cap Amer | Corporate Bond | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,319
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Imperial Brands Finance Plc | Corporate Bond | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 388
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Ing Groep Nv | Corporate Bond | 0.0534
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 828
Investment, interest rate	5.34%
Investment, Identifier [Axis]: Ingersoll Rand Inc | Corporate Bond | 0.0518
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,554
Investment, interest rate	5.18%
Investment, Identifier [Axis]: Ingersoll Rand Inc | Corporate Bond | 0.052
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,527
Investment, interest rate	5.20%
Investment, Identifier [Axis]: Int Commercial Mortgage Trust 2025-Plaza Var | Mortgage Backed Security | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 144
Investment, interest rate	5.04%
Investment, Identifier [Axis]: Intercontinental Exchange Inc | Corporate Bond | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,632
Investment, interest rate	4.00%
Investment, Identifier [Axis]: Intl Bus Mach Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 614
Investment, Identifier [Axis]: JP Morgan Chase & Co | Corporate Bond | 0.0295
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,696
Investment, interest rate	2.95%
Investment, Identifier [Axis]: JP Morgan Chase & Co | Corporate Bond | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 744
Investment, interest rate	4.25%
Investment, Identifier [Axis]: JP Morgan Chase & Co | Corporate Bond | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,448
Investment, interest rate	4.85%
Investment, Identifier [Axis]: JP Morgan Chase & Co | Corporate Bond | 0.0557
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 910
Investment, interest rate	5.57%
Investment, Identifier [Axis]: JP Morgan Chase | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,690
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Jackson Natl Life Global Fdg | Corporate Bond | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,375
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Jackson Natl Life Global Fdg | Corporate Bond | 0.047
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,093
Investment, interest rate	4.70%
Investment, Identifier [Axis]: Jackson Natl Life Global Fdg | Corporate Bond | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 721
Investment, interest rate	5.35%
Investment, Identifier [Axis]: Jackson Natl Life Global Fdg | Corporate Bond | 0.0555
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 426
Investment, interest rate	5.55%
Investment, Identifier [Axis]: Japan Tobacco Inc | Corporate Bond | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 623
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Jersey Central Powr & Light Co | Corporate Bond | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 469
Investment, interest rate	4.40%
Investment, Identifier [Axis]: Johnson & Johnson | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,617
Investment, Identifier [Axis]: Lam Research Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	628
Investment, Identifier [Axis]: Life Financial Services Trust 2022 Tsfr1M | Mortgage Backed Security | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,215
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Lloyds Banking Group Plc | Corporate Bond | 0.0438
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,018
Investment, interest rate	4.38%
Investment, Identifier [Axis]: Lloyds Banking Group Plc | Corporate Bond | 0.0482
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,453
Investment, interest rate	4.82%
Investment, Identifier [Axis]: Loomis Sayles & Co SMC Gwth C | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,422
Investment, Identifier [Axis]: Lowes Cos Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,196
Investment, Identifier [Axis]: Mars Inc | Corporate Bond | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 994
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Mars Inc | Corporate Bond | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329
Investment, interest rate	4.80%
Investment, Identifier [Axis]: Mass Mutual Global Fdg Ii | Corporate Bond | 0.0485
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,668
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Massachusetts Mutual | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 930
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Mcdonalds Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,079
Investment, Identifier [Axis]: Medtronic Plc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,057
Investment, Identifier [Axis]: Mercedes-Benz Auto Lease Trust 2025-A | Mortgage Backed Security | 0.0461
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 817
Investment, interest rate	4.61%
Investment, Identifier [Axis]: Mercedes-Benz Finance North America Llc | Corporate Bond | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,245
Investment, interest rate	4.80%
Investment, Identifier [Axis]: Merck & Co Inc New | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,550
Investment, Identifier [Axis]: Met Tower Global Funding | Corporate Bond | 0.04
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 445
Investment, interest rate	4.00%
Investment, Identifier [Axis]: Meta Platforms Inc | Corporate Bond | 0.042
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 520
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Metropolitan Life Inc Co | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 911
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Microsoft Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,473
Investment, Identifier [Axis]: Mondelez Intl Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,031
Investment, Identifier [Axis]: Morgan Stanley Bk Na Salt Lake | Corporate Bond | 0.0502
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 725
Investment, interest rate	5.02%
Investment, Identifier [Axis]: Morgan Stanley Private Bank Na | Corporate Bond | 0.0446
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,109
Investment, interest rate	4.46%
Investment, Identifier [Axis]: Morgan Stanley | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,153
Investment, Identifier [Axis]: Morgan Stanley | Corporate Bond | 0.0499
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 800
Investment, interest rate	4.99%
Investment, Identifier [Axis]: Morgan Stanley | Corporate Bond | 0.0504
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,362
Investment, interest rate	5.04%
Investment, Identifier [Axis]: Morgan Stanley | Corporate Bond | 0.0523
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 945
Investment, interest rate	5.23%
Investment, Identifier [Axis]: National Bank Of Canada | Corporate Bond | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 921
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Nationwide Life Ins Co | Synthetic GIC | 0.0255
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,277
Investment, interest rate	2.55%
Investment, Identifier [Axis]: Nextera Energy | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,451
Investment, Identifier [Axis]: Nike Inc Cl B | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	909
Investment, Identifier [Axis]: Nissan Auto Receivables 2023-B Owner Tr | Mortgage Backed Security | 0.0593
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 426
Investment, interest rate	5.93%
Investment, Identifier [Axis]: Nissan Master Owner Tr Receivable | Mortgage Backed Security | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 459
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Norfolk Southern Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 830
Investment, Identifier [Axis]: Ntt Finance Corp | Corporate Bond | 0.0457
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 206
Investment, interest rate	4.57%
Investment, Identifier [Axis]: Ntt Finance Corp | Corporate Bond | 0.0462
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 207
Investment, interest rate	4.62%
Investment, Identifier [Axis]: Nxp B V/Nxp Fdg Llc/Nxp Usa Inc | Corporate Bond | 0.043
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 263
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Nxp Semiconductors Nv | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,297
Investment, Identifier [Axis]: Oneok Inc | Corporate Bond | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126
Investment, interest rate	4.25%
Investment, Identifier [Axis]: Oneok Inc | Corporate Bond | 0.044
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131
Investment, interest rate	4.40%
Investment, Identifier [Axis]: Pacific Life Ins Co | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 749
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Packaging Corp Of America | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 721
Investment, Identifier [Axis]: Parker-Hannifin Corp | Corporate Bond | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 724
Investment, interest rate	4.25%
Investment, Identifier [Axis]: Paychex Inc | Corporate Bond | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42
Investment, interest rate	5.10%
Investment, Identifier [Axis]: Pepsico Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 851
Investment, Identifier [Axis]: Philip Morris Intl Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,899
Investment, Identifier [Axis]: Pinnacle West Capital Corp | Corporate Bond | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Pinnacle West Capital Corp | Corporate Bond | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 217
Investment, interest rate	5.15%
Investment, Identifier [Axis]: Pnc Financial Services Grp Inc | Corporate Bond | 0.0535
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 968
Investment, interest rate	5.35%
Investment, Identifier [Axis]: Porsche Finl Auto Securitization Tr 2023 | Mortgage Backed Security | 0.0579
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245
Investment, interest rate	5.79%
Investment, Identifier [Axis]: Procter & Gamble Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,509
Investment, Identifier [Axis]: Progressive Corp Ohio | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,280
Investment, Identifier [Axis]: Prologis Inc Reit | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,019
Investment, Identifier [Axis]: Pru Core Pl Bd Cl 5 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	59,952
Investment, Identifier [Axis]: Prudential Ins Co America | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,483
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Public Svc Enterprise Grp Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 380
Investment, Identifier [Axis]: Public Svc Enterprise Grp Inc | Corporate Bond | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 352
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Quest Diagnostics Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 624
Investment, Identifier [Axis]: Republic Services Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	637
Investment, Identifier [Axis]: Rga Global Funding | Corporate Bond | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,162
Investment, interest rate	4.35%
Investment, Identifier [Axis]: Rga Global Funding | Corporate Bond | 0.0545
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 776
Investment, interest rate	5.45%
Investment, Identifier [Axis]: Rogers Communications Inc | Corporate Bond | 0.032
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 477
Investment, interest rate	3.20%
Investment, Identifier [Axis]: Roper Technologies Inc | Corporate Bond | 0.045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 435
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Rtx Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,186
Investment, Identifier [Axis]: SP 500 Index Pl Cl D | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	468,361
Investment, Identifier [Axis]: SP Ext Mkt Idx Cl D | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74,485
Investment, Identifier [Axis]: SP Glb Exus Idx Cl D | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,873
Investment, Identifier [Axis]: SSBK Govt Stif Fund | Interest Bearing Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,577
Investment, Identifier [Axis]: Sammons Financial Group Global Funding | Corporate Bond | 0.0505
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 946
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Sammons Financial Group Global Funding | Corporate Bond | 0.051
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 876
Investment, interest rate	5.10%
Investment, Identifier [Axis]: Santander Hldgs Usa Inc | Corporate Bond | 0.0249
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 558
Investment, interest rate	2.49%
Investment, Identifier [Axis]: Santander Hldgs Usa Inc | Corporate Bond | 0.0612
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 421
Investment, interest rate	6.12%
Investment, Identifier [Axis]: Schwab Charles Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,383
Investment, Identifier [Axis]: Seagate Technology Holdings Plc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,165
Investment, Identifier [Axis]: Sfs Auto Receivables Securitization Tr 2024-1 | Mortgage Backed Security | 0.0495
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 343
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Sfs Auto Receivables Securitization Tr 2024-2 | Mortgage Backed Security | 0.0533
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126
Investment, interest rate	5.33%
Investment, Identifier [Axis]: Simon Property Group Lp | Corporate Bond | 0.0438
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,177
Investment, interest rate	4.38%
Investment, Identifier [Axis]: Societe Generale France | Corporate Bond | 0.028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,895
Investment, interest rate	2.80%
Investment, Identifier [Axis]: Societe Generale France | Corporate Bond | 0.0525
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,026
Investment, interest rate	5.25%
Investment, Identifier [Axis]: Southern Power Co | Corporate Bond | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 353
Investment, interest rate	4.25%
Investment, Identifier [Axis]: Sreit Tr 2021-Mfp Tsfr1M | Mortgage Backed Security | 0.046
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 675
Investment, interest rate	4.60%
Investment, Identifier [Axis]: State St Bk & Tr Co Boston | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 426
Investment, interest rate	2.54%
Investment, Identifier [Axis]: State Street Corp | Corporate Bond | 0.0453
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 739
Investment, interest rate	4.53%
Investment, Identifier [Axis]: T-Mobile Us Trust 2025-2 | Mortgage Backed Security | 0.0434
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 930
Investment, interest rate	4.34%
Investment, Identifier [Axis]: Targa Res Corp | Corporate Bond | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93
Investment, interest rate	4.35%
Investment, Identifier [Axis]: Taubman Centers Commercial Mortgage Trust 24-Dpm A | Mortgage Backed Security | 0.0499
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 399
Investment, interest rate	4.99%
Investment, Identifier [Axis]: Tesla 2024-A A3 | Mortgage Backed Security | 0.053
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 303
Investment, interest rate	5.30%
Investment, Identifier [Axis]: Tesla Elec Veh Tr 2023-1 | Mortgage Backed Security | 0.0538
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 580
Investment, interest rate	5.38%
Investment, Identifier [Axis]: Texas Instruments Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,665
Investment, Identifier [Axis]: Tjx Companies Inc New | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,595
Investment, Identifier [Axis]: Toronto Dominion Bank | Corporate Bond | 0.0478
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,080
Investment, interest rate	4.78%
Investment, Identifier [Axis]: Transamerica Premier Life | Synthetic GIC | 0.0254
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,346
Investment, interest rate	2.54%
Investment, Identifier [Axis]: Travelers Companies Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 919
Investment, Identifier [Axis]: Truist Financial Corp | Corporate Bond | 0.0507
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,023
Investment, interest rate	5.07%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0363 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,461
Investment, interest rate	3.63%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0363 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,666
Investment, interest rate	3.63%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0363 3
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,970
Investment, interest rate	3.63%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0363 4
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,126
Investment, interest rate	3.63%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0363 5
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,962
Investment, interest rate	3.63%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0375
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 59,018
Investment, interest rate	3.75%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.04 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,364
Investment, interest rate	4.00%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.04 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,116
Investment, interest rate	4.00%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0413 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,770
Investment, interest rate	4.13%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0413 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,408
Investment, interest rate	4.13%
Investment, Identifier [Axis]: UST Notes | Government Bond | 0.0425
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22,691
Investment, interest rate	4.25%
Investment, Identifier [Axis]: Uber Technologies Inc | Corporate Bond | 0.0415
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 181
Investment, interest rate	4.15%
Investment, Identifier [Axis]: Union Pacific Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,432
Investment, Identifier [Axis]: Unitedhealth Group Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,346
Investment, Identifier [Axis]: Usaa Auto Owner Trust 2023-A | Mortgage Backed Security | 0.0558
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 257
Investment, interest rate	5.58%
Investment, Identifier [Axis]: Usb Auto Owner Trust 2025-1 | Mortgage Backed Security | 0.0449
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 298
Investment, interest rate	4.49%
Investment, Identifier [Axis]: Vanguard Target 2020 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 37,707
Investment, Identifier [Axis]: Vanguard Target 2025 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	98,827
Investment, Identifier [Axis]: Vanguard Target 2030 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	254,309
Investment, Identifier [Axis]: Vanguard Target 2035 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,640
Investment, Identifier [Axis]: Vanguard Target 2040 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	184,429
Investment, Identifier [Axis]: Vanguard Target 2045 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	156,011
Investment, Identifier [Axis]: Vanguard Target 2050 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,819
Investment, Identifier [Axis]: Vanguard Target 2055 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	127,880
Investment, Identifier [Axis]: Vanguard Target 2060 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	92,277
Investment, Identifier [Axis]: Vanguard Target 2065 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,623
Investment, Identifier [Axis]: Vanguard Target 2070 | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,590
Investment, Identifier [Axis]: Vanguard Target Inc | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,429
Investment, Identifier [Axis]: Ventas Inc Reit | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,176
Investment, Identifier [Axis]: Verizon Communications Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	859
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 2023-2 | Mortgage Backed Security | 0.0548
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 844
Investment, interest rate	5.48%
Investment, Identifier [Axis]: Volkswagen Group Amer Fin Llc | Corporate Bond | 0.0435
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 703
Investment, interest rate	4.35%
Investment, Identifier [Axis]: Volvo Financial Equipment Llc Series 2024-1 | Mortgage Backed Security | 0.0429
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98
Investment, interest rate	4.29%
Investment, Identifier [Axis]: Walmart Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,768
Investment, Identifier [Axis]: Wells Fargo & Co New | Corporate Bond | 0.0353
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 954
Investment, interest rate	3.53%
Investment, Identifier [Axis]: Wells Fargo & Co New | Corporate Bond | 0.0481
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,445
Investment, interest rate	4.81%
Investment, Identifier [Axis]: Wells Fargo & Co New | Corporate Bond | 0.0497
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,080
Investment, interest rate	4.97%
Investment, Identifier [Axis]: Wells Fargo & Co New | Corporate Bond | 0.0524
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 677
Investment, interest rate	5.24%
Investment, Identifier [Axis]: Wells Fargo & Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,547
Investment, Identifier [Axis]: Wells Fargo Card Issuance Trust | Mortgage Backed Security | 0.0434
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,147
Investment, interest rate	4.34%
Investment, Identifier [Axis]: Western-Southern Global Funding | Corporate Bond | 0.049
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 132
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Wheels Fleet Lease Funding 1 Llc 25-3A A1 | Mortgage Backed Security | 0.0408
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 673
Investment, interest rate	4.08%
Investment, Identifier [Axis]: Williams Cos Inc | Corporate Bond | 0.0463
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234
Investment, interest rate	4.63%
Investment, Identifier [Axis]: Williams Cos Inc | Corporate Bond | 0.048
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 658
Investment, interest rate	4.80%
Investment, Identifier [Axis]: World Omni Auto Receivables Tr 2023-D | Mortgage Backed Security | 0.0579
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 675
Investment, interest rate	5.79%
Investment, Identifier [Axis]: World Omni Auto Receivables Tr 2024-A | Mortgage Backed Security | 0.0486
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,325
Investment, interest rate	4.86%
Investment, Identifier [Axis]: World Omni Auto Receivables Tr 2024-B | Mortgage Backed Security | 0.0527
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 591
Investment, interest rate	5.27%
Investment, Identifier [Axis]: World Omni Auto Receivables Trust 2023-C | Mortgage Backed Security | 0.0515
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 88
Investment, interest rate	5.15%
Investment, Identifier [Axis]: Xcel Energy Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,367
Investment, Identifier [Axis]: Yum Brands Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 787